Schedule of Investments
As of February 28, 2025
Sextant Short-Term Bond Fund
February 28, 2025
Part F
1
Continued on next page.
Government Bonds - 42.8% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
Federal Farm Credit Bank 4.800% due 11/13/2029 $ 400,000 $ 399,707 2.9%
Federal Home Loan Bank 4.000% due 09/17/2029 250,000 246,170 1.8%
Federal Home Loan Bank 4.500% due 12/04/2029 250,000 250,908 1.8%
896,785 6.5%
Government
United States Treasury Bond 5.250% due 02/15/2029 300,000 314,543 2.3%
United States Treasury Bond 3.625% due 03/31/2028 300,000 296,824 2.1%
United States Treasury Bond 5.500% due 08/15/2028 300,000 315,188 2.3%
United States Treasury Bond 6.125% due 08/15/2029 950,000 1,031,455 7.5%
United States Treasury Note 2.875% due 04/30/2025 400,000 399,078 2.9%
United States Treasury Note 2.375% due 05/15/2027 650,000 627,834 4.6%
United States Treasury Note 2.250% due 08/15/2027 750,000 719,766 5.2%
United States Treasury Note 2.625% due 12/31/2025 750,000 740,660 5.4%
4,445,348 32.3%
US Government Agency
Fannie Mae 5.000% due 01/23/2029 250,000 250,002 1.8%
Fannie Mae 4.625% due 03/02/2029 300,000 300,773 2.2%
550,775 4.0%
Total Government Bonds (Cost $5,919,115) $5,892,908 42.8%
Corporate Bonds - 38.5 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Communications
Koninklijke KPN 8.375% due 10/01/2030 300,000 348,687 2.6%
Take-Two Interactive Software 3.700% due 04/14/2027 350,000 343,483 2.5%
Verizon Communication 4.016% due 12/03/2029 100,000 97,212 0.7%
789,382 5.8%
Consumer Discretionary
AutoZone 3.250% due 04/15/2025 300,000 299,402 2.2%
O'Reilly Automotive 3.600% due 09/01/2027 150,000 146,599 1.0%
VF 2.400% due 04/23/2025 67,000 66,870 0.5%
512,871 3.7%
Consumer Staples
Dollar General 4.150% due 11/01/2025 250,000 248,963 1.8%
Kroger 7.700% due 06/01/2029 100,000 111,096 0.8%
Procter & Gamble 2.800% due 03/25/2027 300,000 291,986 2.2%
652,045 4.8%
Financials
Bank of America 3.500% due 04/19/2026 400,000 395,808 2.9%
JPMorgan Chase 3.300% due 04/01/2026 350,000 346,229 2.5%
PayPal Holdings 2.650% due 10/01/2026 300,000 292,167 2.1%
Visa 3.150% due 12/14/2025 350,000 346,516 2.5%
1,380,720 10.0%
Health Care
Biogen 4.050% due 09/15/2025 100,000 99,545 0.7%
Johnson & Johnson 2.450% due 03/01/2026 50,000 49,162 0.4%
148,707 1.1%
Materials
DuPont De Nemours 4.493% due 11/15/2025 308,000 307,549 2.2%

Schedule of Investments
As of February 28, 2025
Sextant Short-Term Bond Fund
2
February 28, 2025
Part F
Corporate Bonds - 38.5% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Technology
Microsoft 3.300% due 02/06/2027 $ 100,000 $ 98,497 0.7%
NXP BV/NXP Funding 5.350% due 03/01/2026 100,000 100,448 0.7%
Oracle 2.950% due 05/15/2025 325,000 323,855 2.4%
Qualcomm 3.250% due 05/20/2027 100,000 97,910 0.7%
620,710 4.5%
Utilities
Exelon Generation 3.250% due 06/01/2025 250,000 248,913 1.8%
Florida Power & Light 2.850% due 04/01/2025 420,000 419,323 3.1%
United Utilities 6.875% due 08/15/2028 200,000 212,115 1.5%
880,351 6.4%
Total Corporate Bonds (Cost $5,327,511) $5,292,335 38.5%
Municipals Bonds - 2.1% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Municipal Bonds
San Diego Unified School District 3.965% due 07/01/2029 300,000 296,627 2.1%
Total Municipals Bonds (Cost $293,852) $296,627 2.1%
Total investments (Cost $11,540,478) $11,481,870 83.4%
Other assets (net of liabilities) 2,277,173 16.6%
Total net assets $13,759,043 100.0%

Schedule of Investments
As of February 28, 2025
Sextant Bond Income Fund
February 28, 2025
Part F
3
Continued on next page.
Corporate Bonds - 55.7% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Communications
Bellsouth 6.875% due 10/15/2031 $ 200,000 $ 216,725 1.8%
Koninklijke KPN 8.375% due 10/01/2030 200,000 232,458 1.9%
449,183 3.7%
Consumer Discretionary
Home Depot 5.875% due 12/16/2036 300,000 322,016 2.7%
Lowe's 5.800% due 10/15/2036 250,000 265,363 2.2%
587,379 4.9%
Consumer Staples
Kimberly Clark 5.300% due 03/01/2041 100,000 100,985 0.8%
Procter & Gamble 5.500% due 02/01/2034 200,000 213,469 1.8%
Unilever Capital 5.900% due 11/15/2032 200,000 216,059 1.8%
530,513 4.4%
Energy
Baker Hughes 6.875% due 01/15/2029 100,000 107,756 0.9%
Canadian Natural Resources 6.450% due 06/30/2033 225,000 239,771 2.0%
Statoil 7.150% due 01/15/2029 224,000 243,771 2.0%
591,298 4.9%
Financials
Affiliated Managers Group 3.500% due 08/01/2025 250,000 248,629 2.1%
Bank Of New York Mellon MTN 3.300% due 08/23/2029 250,000 235,927 2.0%
Chubb Ina Holdings 4.350% due 11/03/2045 100,000 86,960 0.7%
State Street (Quarterly US LIBOR plus 100)
1
5.620% due 06/15/2047 150,000 140,118 1.2%
UBS AG Stamford CT 7.750% due 09/01/2026 200,000 208,814 1.7%
920,448 7.7%
Health Care
Becton Dickinson 6.700% due 08/01/2028 240,000 251,659 2.1%
Johnson & Johnson 4.950% due 05/15/2033 226,000 232,475 1.9%
Johnson & Johnson 5.850% due 07/15/2038 50,000 54,601 0.5%
Medtronic 4.375% due 03/15/2035 260,000 250,794 2.1%
Merck 6.500% due 12/01/2033 215,000 241,089 2.0%
1,030,618 8.6%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 310,000 301,058 2.5%
Deere 8.100% due 05/15/2030 95,000 110,419 0.9%
United Technologies 6.050% due 06/01/2036 250,000 268,719 2.3%
680,196 5.7%
Materials
Praxair 3.550% due 11/07/2042 350,000 282,168 2.4%
Technology
Apple 4.500% due 02/23/2036 350,000 348,526 2.9%
Intel 4.000% due 12/15/2032 360,000 331,299 2.8%
Microsoft 5.300% due 02/08/2041 50,000 55,050 0.5%
Microsoft 4.200% due 11/03/2035 350,000 342,266 2.8%
1,077,141 9.0%
Utilities
Alabama Power 4.150% due 08/15/2044 200,000 168,498 1.4%
Florida Power & Light 5.950% due 10/01/2033 100,000 106,458 0.9%

Schedule of Investments
As of February 28, 2025
Sextant Bond Income Fund
4
February 28, 2025
Part F
Corporate Bonds - 55.7% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Utilities (continued)
Puget Sound Energy 4.434% due 11/15/2041 $ 300,000 $ 257,686 2.1%
532,642 4.4%
Total Corporate Bonds (Cost $7,401,157) $6,681,586 55.7%
Government Bonds - 19.9% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
Federal Home Loan Bank 5.000% due 10/14/2044 250,000 251,731 2.1%
Government
United States Treasury Bond 5.375% due 02/15/2031 400,000 426,969 3.6%
United States Treasury Bond 6.250% due 05/15/2030 75,000 82,682 0.7%
United States Treasury Bond 4.250% due 05/15/2039 770,000 759,232 6.3%
United States Treasury Bond 3.125% due 11/15/2041 145,000 121,726 1.0%
United States Treasury Bond 3.375% due 11/15/2048 560,000 457,756 3.8%
United States Treasury Note 2.875% due 05/15/2052 400,000 293,609 2.4%
2,141,974 17.8%
Total Government Bonds (Cost $2,979,977) $2,393,705 19.9%
Municipals Bonds - 11.5% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
General Obligation
New York NY 5.846% due 06/01/2040 200,000 208,292 1.8%
Government
Maryland Community Development
Administration 5.991% due 09/01/2044 300,000 305,900 2.5%
Minnesota Housing Finance Agency 5.925% due 07/01/2049 300,000 306,214 2.6%
612,114 5.1%
Municipal Bonds
Massachusetts Housing Finance Agency 5.989% due 12/01/2044 300,000 310,471 2.6%
Virginia State Housing Development
Authority 5.950% due 10/01/2066 240,000 245,058 2.0%
555,529 4.6%
Total Municipals Bonds (Cost $1,360,433) $1,375,935 11.5%
Mortgage Backed - 2.0% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
US Government Agency
Federal National Mortgage Association 4.500% due 11/01/2044 242,861 237,289 2.0%
Total Mortgage Backed (Cost $239,185) $237,289 2.0%
Total investments (Cost $11,980,752) $10,688,515 89.1%
Other assets (net of liabilities) 1,311,226 10.9%
Total net assets $11,999,741 100.0%
1
Variable rate security. The interest rate represents the rate in effect at February 28, 2025 and resets periodically based on the parenthetically disclosed reference rate and spread.
LIBOR: London Interbank Offered Rates
MTN: Medium Term Note

Schedule of Investments
As of February 28, 2025
Sextant Core Fund
February 28, 2025
Part F
5
Continued on next page.
Common Stock - 60 .6 % Number of Shares Market Value Country
1
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 2,650 $ 451,242 United States 1.7%
Meta Platforms Inc, Class A 325 217,165 United States 0.8%
668,407 2.5%
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 55 157,394 France 0.6%
Automotive Retailers
AutoZone
2
60 209,581 United States 0.8%
O'Reilly Automotive
2
160 219,782 United States 0.8%
429,363 1.6%
Home Products Stores
Lowe's 1,100 273,504 United States 1.1%
Specialty Apparel Stores
Ross Stores 1,390 195,045 United States 0.7%
TJX Companies 2,700 336,852 United States 1.3%
531,897 2.0%
1,392,158 5.3%
Consumer Staples
Agricultural Producers
Darling Ingredients
2
1,250 45,113 United States 0.2%
Household Products
Procter & Gamble 1,450 252,068 United States 0.9%
Packaged Food
Danone ADR 25,000 356,500 France 1.3%
General Mills 3,800 230,356 United States 0.9%
Nestle ADR 1,000 96,500 Switzerland 0.4%
683,356 2.6%
Personal Care Products
Unilever ADR 3,000 169,800 United Kingdom 0.6%
1,150,337 4.3%
Energy
Exploration & Production
ConocoPhillips 800 79,320 United States 0.3%
Refining & Marketing
Phillips 66 1,100 142,659 United States 0.5%
Renewable Energy Equipment
Enphase Energy
2
4,000 229,320 United States 0.9%
451,299 1.7%
Financials
Consumer Finance
Visa 900 326,439 United States 1.2%
Diversified Banks
JPMorgan Chase & Co. 1,200 317,580 United States 1.2%
Institutional Brokerage
Virtu Financial 7,500 274,200 United States 1.0%
Other Financial Services
Mastercard, Class A 400 230,524 United States 0.9%

Schedule of Investments
As of February 28, 2025
Sextant Core Fund
6
February 28, 2025
Part F
Continued on next page.
Common Stock - 60.6% Number of Shares Market Value Country
1
Percentage of
Net Assets
Financials (continued)
P&C Insurance
Chubb 810 $ 231,239 Switzerland 0.9%
1,379,982 5.2%
Health Care
Large Pharma
AstraZeneca ADR 4,000 304,840 United Kingdom 1.2%
GlaxoSmithKline ADR 4,200 157,878 United Kingdom 0.6%
Novo Nordisk ADR 5,000 453,250 Denmark 1.7%
915,968 3.5%
Managed Care
UnitedHealth Group 390 185,234 United States 0.7%
Medical Devices
Boston Scientific
2
2,500 259,475 United States 1.0%
Medical Equipment
GE Healthcare Technologies 1,400 122,290 United States 0.4%
1,482,967 5.6%
Industrials
Building Construction
EMCOR Group Inc. 700 286,237 United States 1.1%
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 3,800 325,508 United States 1.2%
NIBE Industrier AB, Class B 30,000 112,669 Sweden 0.4%
Trane 400 141,480 Ireland 0.6%
579,657 2.2%
Electrical Components
Prysmian S.P.A 2,750 164,021 Italy 0.6%
Electrical Power Equipment
Eaton 1,655 485,445 Ireland 1.8%
Fuji Electric Co. Ltd. 5,500 244,999 Japan 0.9%
730,444 2.7%
Flow Control Equipment
Parker Hannifin 420 280,774 United States 1.1%
Industrial Wholesale & Rental
Fastenal 1,745 132,149 United States 0.5%
Rail Freight
Canadian Pacific Kansas City 2,568 200,099 Canada 0.8%
Waste Management
Republic Services 950 225,169 United States 0.8%
2,598,550 9.8%
Materials
Agricultural Chemicals
Corteva 5,500 346,390 United States 1.3%
Base Metals
Antofagasta 4,000 88,249 United Kingdom 0.3%
Basic & Diversified Chemicals
Linde 560 261,548 United Kingdom 1.0%
Iron
BHP Biliton ADR 2,750 133,320 Australia 0.5%

Schedule of Investments
As of February 28, 2025
Sextant Core Fund
February 28, 2025
Part F
7
Continued on next page.
Common Stock - 60.6% Number of Shares Market Value Country
1
Percentage of
Net Assets
Materials (continued)
Precious Metals
Agnico-Eagle Mines 6,150 $ 592,122 Canada 2.3%
1,421,629 5.4%
Technology
Application Software
Adobe 450 197,352 United States 0.7%
SAP ADR 1,650 453,750 Germany 1.7%
651,102 2.4%
Communications Equipment
Apple 2,250 544,140 United States 2.1%
Motorola Solutions 900 396,198 United States 1.5%
940,338 3.6%
Infrastructure Software
Microsoft 1,530 607,395 United States 2.3%
Oracle 2,925 485,725 United States 1.8%
1,093,120 4.1%
IT Services
Wolters Kluwer NV 2,000 306,000 Netherlands 1.2%
Semiconductor Devices
Broadcom 2,300 458,689 United States 1.7%
Infineon Technologies ADR 775 28,334 Germany 0.1%
Micron Technology 445 41,666 United States 0.2%
Nvidia 3,250 405,990 United States 1.5%
NXP Semiconductors 775 167,082 Netherlands 0.6%
1,101,761 4.1%
Semiconductor Manufacturing
ASML Holding NY 170 120,544 Netherlands 0.4%
Taiwan Semiconductor ADR 2,300 415,219 Taiwan 1.6%
535,763 2.0%
4,628,084 17.4%
Utilities
Integrated Electric Utilities
Dominion Energy 8,500 481,270 United States 1.8%
NextEra Energy 5,925 415,757 United States 1.6%
897,027 3.4%
Total Common Stock (Cost $10,515,685) $ 16,070,440 60.6%
Corporate Bonds - 15 .7 % Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Bellsouth Capital Funding 7.875% due 02/15/2030 $ 150,000 165,046 United States 0.6%
Comcast 5.650% due 06/15/2035 500,000 518,097 United States 2.0%
Expedia Group 5.000% due 02/15/2026 250,000 250,526 United States 0.9%
933,669 3.5%
Consumer Discretionary
Lowe's 4.250% due 09/15/2044 250,000 206,376 United States 0.8%
Stanford University 4.013% due 05/01/2042 100,000 87,236 United States 0.3%
293,612 1.1%
Consumer Staples
Coca Cola 1.000% due 03/15/2028 250,000 227,435 United States 0.9%

Schedule of Investments
As of February 28, 2025
Sextant Core Fund
8
February 28, 2025
Part F
Continued on next page.
Corporate Bonds - 15.7% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Charles Schwab 3.000% due 03/10/2025 $ 300,000 $ 299,907 United States 1.1%
Industrials
Burlington Northern Santa Fe Bond 6.200% due 08/15/2036 150,000 165,218 United States 0.6%
CSX Corp 4.650% due 03/01/2068 300,000 254,961 United States 1.0%
Fedex Corp 3.900% due 02/01/2035 250,000 224,302 United States 0.9%
Union Pacific 3.375% due 02/01/2035 250,000 222,104 United States 0.8%
866,585 3.3%
Real Estate
Welltower 4.250% due 04/15/2028 350,000 346,274 United States 1.3%
Technology
Oracle 2.950% due 04/01/2030 500,000 458,445 United States 1.7%
Qualcomm 3.250% due 05/20/2027 220,000 215,401 United States 0.8%
673,846 2.5%
Utilities
Pacificorp 6.000% due 01/15/2039 500,000 517,571 United States 2.0%
Total Corporate Bonds (Cost $4,475,236) $ 4,158,899 15.7%
Government Bonds - 9 .0 % Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Federal Home Loan Bank 4.500% due 12/04/2029 300,000 301,090 United States 1.2%
Government
United States Treasury Bond 4.500% due 02/15/2036 137,000 141,104 United States 0.5%
United States Treasury Bond 3.625% due 02/15/2044 155,000 136,364 United States 0.5%
United States Treasury Bond 6.250% due 05/15/2030 700,000 771,695 United States 2.9%
United States Treasury Bond 3.375% due 11/15/2048 900,000 735,680 United States 2.8%
1,784,843 6.7%
US Government Agency
Fannie Mae 5.000% due 01/23/2029 300,000 300,002 United States 1.1%
Total Government Bonds (Cost $2,400,936) $ 2,385,935 9.0%
Municipals Bonds - 4 .4 % Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Municipal Bonds
Maryland Community Development
Administration 6.362% due 09/01/2053 625,000 646,218 United States 2.4%
Virginia State Housing Development
Authority 5.950% due 10/01/2066 400,000 408,430 United States 1.6%
1,054,648 4.0%
Utility Networks
Tacoma WA Elec Sys Revenue 5.966% due 01/01/2035 100,000 105,065 United States 0.4%
Total Municipals Bonds (Cost $1,152,076) $ 1,159,713 4.4%
Total investments (Cost $18,543,933) $ 23,774,987 89.7%
Other assets (net of liabilities) 2,743,481 10.3%
Total net assets $ 26,518,468 100.0%
1
Country of domicile

Schedule of Investments
As of February 28, 2025
Sextant Core Fund
February 28, 2025
Part F
9
2
Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of February 28, 2025
Sextant Global High Income Fund
10
February 28, 2025
Part F
Continued on next page.
Common Stock - 45 .7 % Number of Shares Market Value Country
1
Percentage of
Net Assets
Communications
Wireless Telecommunications
Orange ADR 20,000 $ 238,400 France 2.2%
SK Telecom ADR 11,000 240,790 South Korea 2.3%
Telenor ASA 20,000 259,270 Norway 2.5%
Verizon Communications 6,000 258,600 United States 2.4%
997,060 9.4%
Consumer Discretionary
Automobiles
Volkswagen AG 1,500 162,118 Germany 1.5%
Energy
Exploration & Production
Woodside Energy Group ADR 8,500 130,475 Australia 1.2%
Integrated Oils
Shell ADR 3,800 256,348 Netherlands 2.4%
386,823 3.6%
Financials
Banks
ANZ Group Holdings ADR 15,000 279,750 Australia 2.6%
Skandinaviska Enskilda Banken, Cl A 25,000 402,956 Sweden 3.8%
682,706 6.4%
Institutional Brokerage
Virtu Financial 7,500 274,200 United States 2.6%
956,906 9.0%
Health Care
Large Pharma
GlaxoSmithKline ADR 6,500 244,335 United Kingdom 2.3%
Novartis ADR 2,500 272,625 Switzerland 2.6%
516,960 4.9%
Materials
Base Metals
Norsk Hydro ASA 35,000 207,116 Norway 2.0%
South32 ADR 19,000 210,330 Australia 2.0%
Southern Copper 5,148 457,811 Peru 4.3%
875,257 8.3%
Iron
BHP Biliton ADR 5,500 266,640 Australia 2.5%
1,141,897 10.8%
Technology
Communications Equipment
Cisco Systems 5,000 320,550 United States 3.0%
Consumer Electronics
Nintendo 5,000 370,678 Japan 3.5%
691,228 6.5%
Total Common Stock (Cost $4,161,249) $ 4,852,992 45.7%
Corporate Bonds - 24 .2 % Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Comcast 4.650% due 07/15/2042 $ 250,000 224,482 United States 2.1%

Schedule of Investments
As of February 28, 2025
Sextant Global High Income Fund
February 28, 2025
Part F
11
Continued on next page.
Corporate Bonds - 24.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications (continued)
Netflix 4.375% due 11/15/2026 $ 250,000 $ 250,495 United States 2.4%
474,977 4.5%
Consumer Discretionary
Ford Motor 6.375% due 02/01/2029 220,000 227,225 United States 2.1%
MDC Holdings 3.850% due 01/15/2030 200,000 189,626 United States 1.8%
YUM! Brands 3.625% due 03/15/2031 295,000 267,255 United States 2.5%
684,106 6.4%
Consumer Staples
Grupo Bimbo 4.875% due 06/27/2044 200,000 178,642 Mexico 1.7%
Energy
Petrobras International Finance 6.875% due 01/20/2040 50,000 49,775 Brazil 0.5%
Petrobras International Finance 6.750% due 01/27/2041 80,000 78,575 Brazil 0.7%
128,350 1.2%
Financials
Lincoln National(3 month LIBOR plus 2.04%)
2
6.595% due 04/20/2067 250,000 211,095 United States 2.0%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 200,000 194,231 United States 1.9%
CSX Corp 4.650% due 03/01/2068 250,000 212,467 United States 2.0%
Delta Air Lines 3.750% due 10/28/2029 250,000 235,422 United States 2.2%
Norfolk Southern 5.100% due 08/01/2118 275,000 245,384 United States 2.3%
887,504 8.4%
Total Corporate Bonds (Cost $2,846,034) $ 2,564,674 24.2%
Government Bonds - 8 .6 % Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Federal Home Loan Bank 4.500% due 12/04/2029 100,000 100,363 United States 1.0%
Government
Colombia Republic 8.375% due 02/15/2027 125,000 129,500 Colombia 1.2%
Republic of Argentina 1.000% due 07/09/2029 9,276 7,088 Argentina 0.1%
Republic of Argentina 1.500% due 07/09/2046 242,500 152,381 Argentina 1.4%
United States Treasury Bond 6.250% due 05/15/2030 200,000 220,484 United States 2.1%
United States Treasury Bond 3.375% due 11/15/2048 250,000 204,356 United States 1.9%
713,809 6.7%
US Government Agency
Fannie Mae 5.000% due 01/23/2029 100,000 100,001 United States 0.9%
Total Government Bonds (Cost $975,134) $ 914,173 8.6%
Municipals Bonds - 2 .8 % Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Municipal Bonds
Colony TX NFM Sales Tax Revenue 7.625% due 10/01/2042 50,000 49,996 United States 0.5%
Maryland Community Development
Administration 6.362% due 09/01/2053 145,000 149,923 United States 1.4%

Schedule of Investments
As of February 28, 2025
Sextant Global High Income Fund
12
February 28, 2025
Part F
Municipals Bonds - 2.8% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Municipal Bonds (continued)
Virginia State Housing Development
Authority 5.950% due 10/01/2066 $ 100,000 $ 102,108 United States 0.9%
Total Municipals Bonds (Cost $297,373) $ 302,027 2.8%
Total investments (Cost $8,279,790) $ 8,633,866 81.3%
Other assets (net of liabilities) 1,982,702 18.7%
Total net assets $ 10,616,568 100.0%
1
Denotes a country or region of primary exposure
2
Variable rate security. The interest rate represents the rate in effect at February 28, 2025 and resets periodically based on the parenthetically disclosed reference rate and spread.
ADR: American Depositary Receipt
LIBOR: London Interbank Offered Rates

Schedule of Investments
As of February 28, 2025
Sextant Growth Fund
February 28, 2025
Part F
13
Continued on next page.
Common Stock - 97.7% Number of Shares Market Value
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 31,680 $ 5,394,470 7.3%
Meta Platforms Inc, Class A 3,200 2,138,240 2.9%
7,532,710 10.2%
Consumer Discretionary
Automotive Retailers
O'Reilly Automotive
1
1,300 1,785,732 2.4%
Home Products Stores
Lowe's 5,600 1,392,384 1.9%
Online Marketplace
Amazon.com
1
26,980 5,727,314 7.7%
Specialty Apparel Stores
Lululemon Athletica
1
3,000 1,096,830 1.5%
TJX Companies 19,000 2,370,440 3.2%
3,467,270 4.7%
12,372,700 16.7%
Consumer Staples
Mass Merchants
Costco Wholesale 3,509 3,679,573 4.9%
Non-Alcoholic Beverages
Monster Beverage 32,200 1,759,730 2.4%
5,439,303 7.3%
Financials
Other Financial Services
Mastercard, Class A 4,741 2,732,286 3.7%
Health Care
Medical Devices
Boston Scientific
1
22,000 2,283,380 3.1%
Stryker 4,000 1,544,760 2.1%
3,828,140 5.2%
Specialty & Generic Pharma
Zoetis 6,000 1,003,440 1.3%
4,831,580 6.5%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 22,500 1,927,350 2.6%
Industrial Wholesale & Rental
Ferguson Enterprises 6,250 1,109,375 1.5%
Infrastructure Construction
Quanta Services 5,000 1,298,150 1.7%
4,334,875 5.8%
Information Technology
Tyler Technologies Inc.
1
1,200 730,116 1.0%

Schedule of Investments
As of February 28, 2025
Sextant Growth Fund
14
February 28, 2025
Part F
Common Stock - 97.7% Number of Shares Market Value
Percentage of
Net Assets
Materials
Agricultural Chemicals
Corteva 13,550 $ 853,379 1.2%
Technology
Application Software
Adobe
1
4,450 1,951,592 2.6%
Communications Equipment
Apple 26,500 6,408,760 8.6%
Motorola Solutions 6,000 2,641,320 3.6%
9,050,080 12.2%
Infrastructure Software
Microsoft 18,170 7,213,308 9.7%
Oracle 17,500 2,906,050 3.9%
ServiceNow
1
1,900 1,766,544 2.4%
11,885,902 16.0%
Semiconductor Devices
Advanced Micro Devices
1
9,500 948,670 1.3%
Broadcom 12,750 2,542,733 3.4%
Monolithic Power Systems 1,100 672,111 0.9%
Nvidia 35,000 4,372,200 5.9%
Qualcomm 7,900 1,241,643 1.7%
Texas Instruments 5,100 999,549 1.3%
10,776,906 14.5%
33,664,480 45.3%
Total investments (Cost $24,791,255) $72,491,429 97.7%
Other assets (net of liabilities) 1,707,094 2.3%
Total net assets $74,198,523 100.0%

Non-income producing

Schedule of Investments
As of February 28, 2025
Sextant International Fund
February 28, 2025
Part F
15
Continued on next page.
Common Stock - 98 .8 % Number of Shares Market Value Country
1
Percentage of
Net Assets
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 560 $ 1,602,563 France 2.3%
Online Marketplace
MercadoLibre
2
2,585 5,485,034 Argentina 8.0%
7,087,597 10.3%
Consumer Staples
Packaged Food
Danone 15,000 1,073,235 France 1.5%
Health Care
Health Care Supplies
Alcon 14,425 1,334,313 Switzerland 1.9%
Large Pharma
AstraZeneca ADR 11,500 876,415 United Kingdom 1.3%
Novo Nordisk ADR 49,975 4,530,234 Denmark 6.5%
Sandoz Group AG 22,000 966,629 Switzerland 1.4%
6,373,278 9.2%
Medical Equipment
Siemens Healthineers AG 38,250 2,133,134 Germany 3.1%
9,840,725 14.2%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy AB - B 51,400 1,572,013 Sweden 2.3%
Johnson Controls International 26,450 2,265,707 United States 3.3%
3,837,720 5.6%
Electrical Power Equipment
Eaton 5,590 1,639,659 Ireland 2.4%
Fuji Electric Co. Ltd. 39,900 1,777,356 Japan 2.6%
Schneider Electric SE 8,615 2,090,768 France 3.0%
5,507,783 8.0%
Fabricated Metal & Hardware
Prysmian S.P.A 19,100 1,139,203 Italy 1.7%
Industrial Automation Controls
ABB Ltd 26,000 1,402,587 Switzerland 2.0%
Industrial Wholesale & Rental
Ferguson Enterprises 14,560 2,584,400 United States 3.7%
Professional Services
Wolters Kluwer 25,889 3,991,569 Netherlands 5.8%
18,463,262 26.8%
Information Technology
Fortinet Inc.
2
11,870 1,282,079 United States 1.9%
Materials
Basic & Diversified Chemicals
Linde 4,610 2,153,100 United Kingdom 3.1%
Iron
Rio Tinto ADR 26,800 1,623,008 United Kingdom 2.4%
3,776,108 5.5%

Schedule of Investments
As of February 28, 2025
Sextant International Fund
16
February 28, 2025
Part F
Common Stock - 98.8% Number of Shares Market Value Country
1
Percentage of
Net Assets
Technology
Application Software
Dassault Systemes ADR 92,115 $ 3,597,091 France 5.2%
NICE Systems ADR 18,120 2,521,941 Israel 3.7%
SAP ADR 12,680 3,487,000 Germany 5.0%
9,606,032 13.9%
Consumer Electronics
Nintendo 15,000 1,112,034 Japan 1.6%
IT Services
Accenture, Class A 2,240 780,640 Ireland 1.1%
Experian 33,000 1,573,582 Ireland 2.3%
2,354,222 3.4%
Semiconductor Devices
Broadcom 20,950 4,178,059 United States 6.1%
Semiconductor Manufacturing
ASML Holding NY 5,245 3,719,125 Netherlands 5.4%
Taiwan Semiconductor ADR 23,320 4,209,959 Taiwan 6.1%
7,929,084 11.5%
25,179,431 36.5%
Utilities
Power Generation
Iberdrola 99,885 1,445,977 Spain 2.1%
Total investments (Cost $37,178,380) $ 68,148,414 98.8%
Other assets (net of liabilities) 828,735 1.2%
Total net assets $ 68,977,149 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of February 28, 2025
Sustainable Equity Fund
February 28, 2025
Part F
1
Continued on next page.
Common Stock - 98.5% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 1,800 $ 350,892 $ 306,504 United States 1.3%
Consumer Discretionary
Home Products Stores
Home Depot 1,500 279,738 594,900 United States 2.6%
Specialty Apparel Stores
TJX Companies 5,000 238,191 623,800 United States 2.7%
517,929 1,218,700 5.3%
Consumer Staples
Mass Merchants
Dollarama Inc 2,400 249,901 250,210 Canada 1.1%
Packaged Food
Danone ADR 31,200 422,529 444,912 France 1.9%
Personal Care Products
L'Oreal ADR 5,400 297,824 394,524 France 1.7%
Unilever ADR 8,800 466,958 498,080 United Kingdom 2.2%
764,782 892,604 3.9%
1,437,212 1,587,726 6.9%
Financials
Life Insurance
Aviva ADR 45,600 416,983 634,752 United Kingdom 2.8%
Other Financial Services
Mastercard , Class A 860 171,375 495,627 United States 2.2%
Paypal
2
2,900 674,351 206,045 United States 0.9%
845,726 701,672 3.1%
P&C Insurance
Chubb 2,000 287,787 570,960 Switzerland 2.5%
1,550,496 1,907,384 8.4%
Health Care
Large Pharma
Eli Lilly 900 514,269 828,567 United States 3.6%
GlaxoSmithKline ADR 9,200 369,834 345,828 United Kingdom 1.5%
Novartis ADR 4,300 374,482 468,915 Switzerland 2.1%
Novo Nordisk ADR 10,200 324,489 924,630 Denmark 4.0%
Roche Holding ADR 9,000 406,003 375,660 Switzerland 1.6%
1,989,077 2,943,600 12.8%
Specialty & Generic Pharma
Sandoz Group AG-ADR
2
860 20,210 37,668 Switzerland 0.2%
2,009,287 2,981,268 13.0%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy ADR 44,500 515,234 679,070 Sweden 3.0%
Diversified Industrials
Siemens ADR 5,300 361,107 603,458 Germany 2.6%
Electrical Components
TE Connectivity Ltd. 3,200 356,052 492,896 Ireland 2.2%

Schedule of Investments
As of February 28, 2025
Sustainable Equity Fund
2
February 28, 2025
Part F
Continued on next page.
Common Stock - 98.5% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Industrials (continued)
Electrical Power Equipment
Fuji Electric Co. Ltd. 8,500 $ 510,462 $ 378,635 Japan 1.7%
Schneider Electric ADR 17,100 424,554 825,075 France 3.6%
935,016 1,203,710 5.3%
Fabricated Metal & Hardware
Prysmian S.P.A 4,000 259,828 238,577 Italy 1.0%
Industrial Wholesale & Rental
Ferguson Enterprises 2,500 413,249 443,750 United States 1.9%
Professional Services
Wolters Kluwer 5,022 376,238 774,292 Netherlands 3.4%
Rail Freight
Canadian Pacific Kansas City 3,200 248,512 249,344 Canada 1.1%
3,465,236 4,685,097 20.5%
Materials
Agricultural Chemicals
Corteva 3,000 180,770 188,940 United States 0.8%
Basic & Diversified Chemicals
Linde 500 223,806 233,525 United Kingdom 1.0%
Specialty Chemicals
Ecolab 1,500 237,915 403,515 United States 1.8%
642,491 825,980 3.6%
Technology
Application Software
Adobe
2
1,000 108,410 438,560 United States 1.9%
Dassault Systemes ADR 9,100 194,033 355,355 France 1.5%
302,443 793,915 3.4%
Communications Equipment
Apple 3,028 83,313 732,292 United States 3.2%
Consumer Electronics
Nintendo ADR 32,725 338,560 608,030 Japan 2.6%
Sony ADR 20,000 261,557 500,800 Japan 2.2%
600,117 1,108,830 4.8%
Electronics Components
Murata Manufacturing 12,000 203,199 203,315 Japan 0.9%
Infrastructure Software
Microsoft 1,438 62,724 570,872 United States 2.5%
ServiceNow
2
650 392,951 604,344 United States 2.6%
455,675 1,175,216 5.1%
IT Services
Accenture, Class A 1,600 275,166 557,600 Ireland 2.5%
CGI Group, Class A 4,000 275,774 414,640 Canada 1.8%
550,940 972,240 4.3%
Semiconductor Devices
Broadcom 2,500 430,000 498,575 United States 2.2%
Nvidia 10,000 479,045 1,249,200 United States 5.5%
NXP Semiconductors 1,960 215,841 422,556 Netherlands 1.8%
1,124,886 2,170,331 9.5%
Semiconductor Manufacturing
ASML Holding NY 700 523,104 496,356 Netherlands 2.2%

Schedule of Investments
As of February 28, 2025
Sustainable Equity Fund
February 28, 2025
Part F
3
Common Stock - 98.5% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Technology (continued)
Semiconductor Manufacturing (continued)
Taiwan Semiconductor ADR 5,325 $ 406,030 $ 961,322 Taiwan 4.2%
929,134 1,457,678 6.4%
4,249,707 8,613,817 37.6%
Utilities
Integrated Electric Utilities
NextEra Energy 6,100 466,374 428,037 United States 1.9%
Total investments $14,689,624 $22,554,513 98.5%
Other assets (net of liabilities) 342,275 1.5%
Total net assets $22,896,788 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of February 28, 2025
Sustainable Bond Fund
4
February 28, 2025
Part F
Continued on next page.
Corporate Bonds - 67.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Koninklijke KPN 8.375% due 10/01/2030 $ 1,500,000 $ 1,743,436 Netherlands 4.3%
Telecom Italia Capital 6.000% due 09/30/2034 250,000 240,087 Italy 0.6%
Telecom Italia SPA
2
1.625% due 01/18/2029 EUR 750,000 723,843 Italy 1.8%
2,707,366 6.7%
Consumer Discretionary
Coty/HFC Prestige
3
6.625% due 07/15/2030 1,000,000 1,021,335 United States 2.5%
Starbucks 2.450% due 06/15/2026 1,200,000 1,171,542 United States 2.9%
2,192,877 5.4%
Consumer Staples
Coty
3
5.000% due 04/15/2026 49,000 48,877 United States 0.1%
Natura Cosmeticos SA
2
4.125% due 05/03/2028 1,500,000 1,399,858 Brazil 3.5%
1,448,735 3.6%
Energy
Masdar Abu Dhabi
2
4.875% due 07/25/2029 1,750,000 1,746,250 United Arab Emirates 4.3%
Financials
AXA
2
5.125% due 01/17/2027 1,700,000 1,700,000 France 4.2%
Canadian Imperial Bank 4.375% due 10/28/2080 CAD 2,500,000 1,727,028 Canada 4.3%
Commonwealth Bank Australia (Quarterly
BBSW plus 0.41%)
4
4.527% due 12/23/2026 AUD 850,000 526,472 Australia 1.3%
Munich RE
2
1.000% due 05/26/2042 EUR 2,000,000 1,750,696 Germany 4.3%
State Street (Quarterly US LIBOR plus 100)
4
5.620% due 06/15/2047 2,000,000 1,868,238 United States 4.6%
Toronto-Dominion Bank
2
1.128% due 12/09/2025 CAD 500,000 340,940 Canada 0.9%
Women's Livelihood Bond Asset II C
3
3.900% due 12/23/2025 500,000 480,785 Singapore 1.2%
8,394,159 20.8%
Health Care
Koninklijke Philips 7.125% due 05/15/2025 1,000,000 1,003,230 Netherlands 2.5%
Novartis Capital 3.000% due 11/20/2025 250,000 247,644 Switzerland 0.6%
Roche
3
2.625% due 05/15/2026 200,000 196,293 Switzerland 0.5%
1,447,167 3.6%
Industrials
FS Luxembourg SARL
2
8.875% due 02/12/2031 1,000,000 1,028,918 Luxembourg 2.5%
RELX 4.000% due 03/18/2029 400,000 390,427 United Kingdom 1.0%
1,419,345 3.5%
Materials
Stora Enso OYJ
2
7.250% due 04/15/2036 300,000 324,517 Finland 0.8%
Stora Enso OYJ
3
7.250% due 04/15/2036 500,000 540,862 Finland 1.3%
865,379 2.1%
Real Estate
Iron Mountain UK
2
3.875% due 11/15/2025 GBP 750,000 932,807 United States 2.3%
Iron Mountain
3
4.875% due 09/15/2029 750,000 722,534 United States 1.8%
MAF Global Securities
2
7.875% due PERP 1,400,000 1,447,219 United Arab Emirates 3.6%
MAF Sukuk
2
4.638% due 05/14/2029 300,000 294,000 United Arab Emirates 0.7%
Prologis 1.250% due 10/15/2030 500,000 418,459 United States 1.1%
3,815,019 9.5%
Technology
Nokia OYJ
2
2.375% due 05/15/2025 EUR 500,000 518,157 Finland 1.3%
Nokia OYJ

4.375% due 08/21/2031 EUR 1,000,000 1,093,603 Finland 2.7%
1,611,760 4.0%

Schedule of Investments
As of February 28, 2025
Sustainable Bond Fund
February 28, 2025
Part F
5
Corporate Bonds - 67.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Utilities
United Utilities 6.875% due 08/15/2028 $ 1,400,000 $ 1,484,803 United Kingdom 3.7%
Total Corporate Bonds (Cost $27,537,724) $27,132,860 67.2%
Government Bonds - 24.7% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
African Development Bank 5.500% due 08/13/2025 GBP 250,000 315,912 Cote D'ivoire 0.8%
Federal Home Loan Bank 1.650% due 10/06/2031 500,000 423,347 United States 1.0%
First Abu Dhabi Bank PJSC
2
5.125% due 10/13/2027 1,500,000 1,517,720 United Arab Emirates 3.8%
2,256,979 5.6%
Government
Asian Development Bank 6.000% due 02/05/2026 BRL 9,000,000 1,427,123 Philippines 3.5%
Export-Import Bank Korea 5.125% due 01/11/2033 500,000 513,040 Korea 1.3%
International Finance 12.000% due 11/03/2027 COP 3,000,000,000 756,244 United States 1.9%
Int'l Bk Recon & Develop 4.250% due 01/22/2026 MXN 20,000,000 933,765 Germany 2.3%
Int'l Bk Recon & Develop 5.000% due 01/22/2026 BRL 2,000,000 315,779 United States 0.8%
Int'l Bk Recon & Develop 5.000% due 10/07/2026 COP 6,000,000,000 1,339,297 Germany 3.3%
Perusahaan Penerbit SBSN
2
3.550% due 06/09/2051 500,000 363,119 Indonesia 0.9%
Queensland Treasury
2
2.500% due 03/06/2029 AUD 750,000 438,310 Australia 1.1%
Republic of Chile 4.340% due 03/07/2042 500,000 430,809 Chile 1.0%
Treasury Bill –% due 03/04/2025 500,000 499,941 United States 1.2%
United Kingdom Gilt
2
0.875% due 07/31/2033 GBP 750,000 713,674 United Kingdom 1.8%
7,731,101 19.1%
Total Government Bonds (Cost $10,370,909) $9,988,080 24.7%
Total investments (Cost $37,908,633) $37,120,940 91.9%
Other assets (net of liabilities) 3,277,204 8.1%
Total net assets $40,398,144 100.0%
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
February 28, 2025, the aggregate value of these securities was $16,333,631 representing 40.5% of total net assets.
3
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At February 28, 2025, the aggregate value of these securities was $3,010,686 representing 7.4% of total net assets.
4
Variable rate security. The interest rate represents the rate in effect at February 28, 2025 and resets periodically based on the parenthetically disclosed reference rate and spread.
HFC: Housing Finance Corporation
BBSW Bank Bill Swap Rate
LIBOR: London Interbank Offered Rates
SA: Special Assessment
AUD : Australian dollar
BRL : Brazilian real
CAD : Canadian dollar
COP : Colombian peso
EUR : Euro
GBP : British pound
MXN : Mexican peso
USD : United States dollar

Notes To Financial Statements

February 28, 2025
Part F
Note 1 – Organization
Saturna Investment Trust (the “Trust”) was established under
Washington State Law as a business trust on February 20, 1987.
Note 2 – Significant Accounting Policies
Security valuation:
Under procedures approved by the Trust’s Board of Directors,
Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.
Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.
Fixed-income debt instruments, such as commercial paper, bankers’
acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Any discount or premium is accreted or amortized on a straight-line basis until maturity.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.
Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 − Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 − Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28,
2025 in valuing the Funds’ investments carried at fair value.
Share Valuation Inputs as of February 28, 2025
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Short-Term Bond Fund
Corporate Bonds
1
$ – $ 5,292,335 $ – $ 5,292,335
Government Bonds
1
$ – $ 5,892,908 $ – $ 5,892,908
Municipals Bonds
1
$ – $ 296,627 $ – $ 296,627
Total Assets $ – $ 11,481,870 $ – $ 11,481,870
Bond Income Fund
Corporate Bonds
1
$ – $ 6,681,586 $ – $ 6,681,586
Government Bonds
1
$ – $ 2,393,705 $ – $ 2,393,705
Mortgage Backed
1
$ – $ 237,289 $ – $ 237,289
Municipals Bonds
1
$ – $ 1,375,935 $ – $ 1,375,935

Notes To Financial Statements
(continued)
February 28, 2025
Part F
7
Total Assets $ – $ 10,688,515 $ – $ 10,688,515
Core Fund
Common Stock
Communications $ 668,407 $ – $ – $ 668,407
Consumer Discretionary $ 1,234,764 $ 157,394 $ – $ 1,392,158
Consumer Staples $ 1,150,337 $ – $ – $ 1,150,337
Energy $ 451,299 $ – $ – $ 451,299
Financials $ 1,379,982 $ – $ – $ 1,379,982
Health Care $ 1,482,967 $ – $ – $ 1,482,967
Industrials $ 2,076,861 $ 521,689 $ – $ 2,598,550
Materials $ 1,333,380 $ 88,249 $ – $ 1,421,629
Technology $ 4,628,084 $ – $ – $ 4,628,084
Utilities $ 897,027 $ – $ – $ 897,027
Total Common Stock $ 15,303,108 $ 767,332 $ – $ 16,070,440
Corporate Bonds
1
$ – $ 4,158,899 $ – $ 4,158,899
Government Bonds
1
$ – $ 2,385,935 $ – $ 2,385,935
Municipals Bonds
1
$ – $ 1,159,713 $ – $ 1,159,713
Total Assets $ 15,303,108 $ 8,471,879 $ – $ 23,774,987
Global High Income Fund
Common Stock
Communications $ 737,790 $ 259,270 $ – $ 997,060
Consumer Discretionary $ – $ 162,118 $ – $ 162,118
Energy $ 386,823 $ – $ – $ 386,823
Financials $ 553,950 $ 402,956 $ – $ 956,906
Health Care $ 516,960 $ – $ – $ 516,960
Materials $ 934,781 $ 207,116 $ – $ 1,141,897
Technology $ 320,550 $ 370,678 $ – $ 691,228
Total Common Stock $ 3,450,854 $ 1,402,138 $ – $ 4,852,992
Corporate Bonds
1
$ – $ 2,564,674 $ – $ 2,564,674
Government Bonds
1
$ – $ 914,173 $ – $ 914,173
Municipals Bonds
1
$ – $ 302,027 $ – $ 302,027
Total Assets $ 3,450,854 $ 5,183,012 $ – $ 8,633,866
Growth Fund
Common Stock
1
$ 72,491,429 $ – $ – $ 72,491,429
Total Assets $ 72,491,429 $ – $ – $ 72,491,429
International Fund
Common Stock
Consumer Discretionary $ 5,485,034 $ 1,602,563 $ – $ 7,087,597
Consumer Staples $ – $ 1,073,235 $ – $ 1,073,235
Health Care $ 6,740,962 $ 3,099,763 $ – $ 9,840,725
Industrials $ 6,489,766 $ 11,973,496 $ – $ 18,463,262
Information Technology $ 1,282,079 $ – $ – $ 1,282,079
Materials $ 3,776,108 $ – $ – $ 3,776,108
Technology $ 22,493,815 $ 2,685,616 $ – $ 25,179,431
Utilities $ – $ 1,445,977 $ – $ 1,445,977
Total Common Stock $ 46,267,764 $ 21,880,650 $ – $ 68,148,414
Total Assets $ 46,267,764 $ 21,880,650 $ – $ 68,148,414
Sustainable Equity Fund
Common Stock
Communications $ 306,504 $ – $ – $ 306,504
Consumer Discretionary $ 1,218,700 $ – $ – $ 1,218,700
Consumer Staples $ 1,587,726 $ – $ – $ 1,587,726
Financials $ 1,907,384 $ – $ – $ 1,907,384
Health Care $ 2,981,268 $ – $ – $ 2,981,268
Industrials $ 3,293,593 $ 1,391,504 $ – $ 4,685,097
Materials $ 825,980 $ – $ – $ 825,980
Technology $ 8,410,502 $ 203,315 $ – $ 8,613,817
Note 2 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)

February 28, 2025
Part F
Utilities $ 428,037 $ – $ – $ 428,037
Total Common Stock $ 20,959,694 $ 1,594,819 $ – $ 22,554,513
Total Assets $ 20,959,694 $ 1,594,819 $ – $ 22,554,513
Sustainable Bond Fund
Corporate Bonds
1
$ – $ 27,132,860 $ – $ 27,132,860
Government Bonds
1
$ – $ 9,988,080 $ – $ 9,988,080
Total Assets $ – $ 37,120,940 $ – $ 37,120,940
1
See the Schedule of Investments for additional details.
Note 2 – Significant Accounting Policies
(continued)